The Timothy Plan

Timothy Plan Defensive Strategies Fund

Incorporated herein by reference is the definitive version of the prospectus for Timothy Plan Defensive Strategies Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on June 24, 2014 (SEC Accession No. 0001193125-14-247419).